Goodwill and Other Intangible Assets Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 23.1	$ 22.6	$ 22.7	$ 22.9	$ 23.0	$ 23.0	$ 22.8	$ 22.1	$ 67.3	$ 68.2	$ 91.3	$ 90.9	$ 102.9
Amortization of direct lease acquisition costs									24.2	22.7	30.9	31.1	32.1
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life											5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life											40 years
UNITED STATES
Finite-Lived Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	7,190.0				7,220.0						7,190.0	7,220.0	7,220.0
International
Finite-Lived Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 489.2				$ 489.2						$ 489.2	$ 489.2	$ 489.2
Direct Lease Acquisition Cost | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life									28 days		28 days
Direct Lease Acquisition Cost | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible Asset, Useful Life									1 year		1 year